Business Combinations - Summary of Divestments Transactions (Detail) - Divestments 2022-2024 [member] - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Divestitures [Line Items]
Cash and cash equivalents	kr 0	kr (633)	kr 20
Shares in associated companies	0	0	298
Proceeds	0	(633)	318
Net assets disposed of
Property, plant and equipment	0	121	0
Investments in associates	0	0	82
Other assets	0	0	23
Provisions, incl. post-employment benefits	0	0	(42)
Other liabilities	(39)	35	(101)
Total net assets	(39)	156	(38)
Net gains/losses from divestments	39	(789)	356
Shares in associated companies	0	0	(298)
Cash flow effect	kr 0	kr (633)	kr 20